SEGMENT INFORMATION (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments | segment									6
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									$ 10,183	$ 10,231	$ 11,035
Segment reporting information, Interest Expense									553	561	554
Segment reporting information, Interest Income									26	29	22
Segment reporting information, Depreciation and Amortization									1,312	1,250	1,156
Segment reporting information, Income Tax Expense (Benefit)									389	341	300
Earnings attributable to common shares	$ 379	$ 622	$ 16	$ 353	$ 369	$ 248	$ 295	$ 437	1,370	1,349	1,161
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	47,786				41,150				47,786	41,150	39,651
Segment Reporting Information Expenditures For Property Plant and Equipment									4,214	3,156	3,123
Assets, geographical	35,028				30,944				35,028	30,944	28,750
Entity-Wide Disclosure On Geographic Areas, United States [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									8,004	8,119	8,774
Segment Reporting Information, Additional Information [Abstract]
Assets, geographical	28,351				26,132				28,351	26,132	24,183
Entity-Wide Disclosure On Geographic Areas, South America [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									1,556	1,544	1,534
Segment Reporting Information, Additional Information [Abstract]
Assets, geographical	1,863				1,652				1,863	1,652	1,746
Entity-Wide Disclosure On Geographic Areas Mexico [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									623	568	727
Segment Reporting Information, Additional Information [Abstract]
Assets, geographical	4,814				3,160				4,814	3,160	2,821
Operating Segments [Member] | SDG&E [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									4,253	4,219	4,329
Segment reporting information, Interest Expense									195	204	202
Segment reporting information, Depreciation and Amortization									646	604	530
Segment reporting information, Income Tax Expense (Benefit)									280	284	270
Earnings attributable to common shares									570	587	507
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	17,719				16,515				17,719	16,515	16,260
Segment Reporting Information Expenditures For Property Plant and Equipment									1,399	1,133	1,100
Operating Segments [Member] | SoCalGas [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									3,471	3,489	3,855
Segment reporting information, Interest Expense									97	84	69
Segment reporting information, Interest Income									1	4	0
Segment reporting information, Depreciation and Amortization									476	461	431
Segment reporting information, Income Tax Expense (Benefit)									143	138	139
Earnings attributable to common shares									349	419	332
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	13,424				12,104				13,424	12,104	10,446
Segment Reporting Information Expenditures For Property Plant and Equipment									1,319	1,352	1,104
Operating Segments [Member] | Sempra South American Utilities [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									1,556	1,544	1,534
Segment reporting information, Interest Expense									38	32	33
Segment reporting information, Interest Income									21	19	14
Segment reporting information, Depreciation and Amortization									49	50	55
Segment reporting information, Income Tax Expense (Benefit)									80	67	58
Earnings attributable to common shares									156	175	172
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	3,591				3,235				3,591	3,235	3,379
Segment Reporting Information Expenditures For Property Plant and Equipment									194	154	174
Operating Segments [Member] | Sempra Mexico [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									725	669	818
Segment reporting information, Interest Expense									13	23	17
Segment reporting information, Interest Income									6	7	4
Segment reporting information, Depreciation and Amortization									77	70	64
Segment reporting information, Income Tax Expense (Benefit)									188	11	5
Earnings attributable to common shares									463	213	192
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	7,542				3,783				7,542	3,783	3,486
Segment Reporting Information Expenditures For Property Plant and Equipment									330	302	325
Operating Segments [Member] | Sempra Renewables [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									34	36	35
Segment reporting information, Interest Expense									4	3	5
Segment reporting information, Interest Income									5	4	1
Segment reporting information, Depreciation and Amortization									6	6	5
Segment reporting information, Income Tax Expense (Benefit)									(38)	(49)	(44)
Earnings attributable to common shares									55	63	81
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	3,644				1,441				3,644	1,441	1,334
Segment Reporting Information Expenditures For Property Plant and Equipment									835	81	190
Operating Segments [Member] | Sempra LNG and Midstream [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									508	653	979
Segment reporting information, Interest Expense									43	72	111
Segment reporting information, Interest Income									71	75	115
Segment reporting information, Depreciation and Amortization									47	49	61
Segment reporting information, Income Tax Expense (Benefit)									(80)	28	(20)
Earnings attributable to common shares									(107)	44	50
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	5,564				5,566				5,564	5,566	6,435
Segment Reporting Information Expenditures For Property Plant and Equipment									117	87	212
Adjustment and Elimination [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									0	(2)	(3)
All Other [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Interest Expense									282	263	241
Segment reporting information, Interest Income									0	0	1
Segment reporting information, Depreciation and Amortization									11	10	10
Segment reporting information, Income Tax Expense (Benefit)									(184)	(138)	(108)
Earnings attributable to common shares									(116)	(152)	(173)
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	475				734				475	734	872
Segment Reporting Information Expenditures For Property Plant and Equipment									20	47	18
Intersegment Eliminations [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									(364)	(377)	(512)
Segment reporting information, Interest Expense									(119)	(120)	(124)
Segment reporting information, Interest Income									(78)	(80)	(113)
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	$ (4,173)				$ (2,228)				(4,173)	(2,228)	(2,561)
Intersegment Eliminations [Member] | SDG&E [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									6	9	10
Intersegment Eliminations [Member] | SoCalGas [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									76	75	69
Intersegment Eliminations [Member] | Sempra Mexico [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									102	101	91
Intersegment Eliminations [Member] | Sempra LNG and Midstream [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue									$ 180	$ 192	$ 342